Right-of-use asset and lease liability: - Minimum annual payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	$ 935
0-1 years
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	289
After 1 year but within 2 years
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	321
2024
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	$ 325